Fair Value Measurement - Schedule of Carrying Amounts and Fair Values (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Carrying Amount [Member] | Financial Liabilities [Member]
Financial liabilities
Loans and borrowings (Note 20)	$ 1,907,673	$ 823,863
Put option (Note 20)	350,776	442,342
Forwards contracts denominated as hedge instruments (Note 25)	278	5,488
Forward contracts measured at fair value through income (Note 25)	1,174	11,299
Carrying Amount [Member] | Non-Financial Liabilities [Member]
Non-financial liabilities
Customer loyalty liability (Note 26)	46,217	43,990
Carrying Amount [Member] | Financial Assets [Member]
Financial assets
Trade receivables and other accounts receivable at amortized cost	10,107	12,629
Investments in private equity funds	402	472
Forward contracts measured at fair value through income (Note 12)	4,469
Derivative swap contracts denominated as hedge instruments (Note 12)		2,378
Investment in bonds (Note 12)		578
Investment in bonds through other comprehensive income (Note 12)	13,302	13,288
Equity investments (Note 12)	1,437	10,676
Carrying Amount [Member] | Non-Financial Assets [Member]
Non-financial assets
Investment property (Note 14)	1,828,326	1,653,345
Property, plant and equipment, and investment property held for sale (Note 41)	2,645	10,676
Fair Value [Member] | Financial Liabilities [Member]
Financial liabilities
Loans and borrowings (Note 20)	1,906,048	824,054
Put option (Note 20)	350,776	442,342
Forwards contracts denominated as hedge instruments (Note 25)	278	5,488
Forward contracts measured at fair value through income (Note 25)	1,174	11,299
Fair Value [Member] | Non-Financial Liabilities [Member]
Non-financial liabilities
Customer loyalty liability (Note 26)	46,217	43,990
Fair Value [Member] | Financial Assets [Member]
Financial assets
Trade receivables and other accounts receivable at amortized cost	9,618	11,085
Investments in private equity funds	402	472
Forward contracts measured at fair value through income (Note 12)	4,469
Derivative swap contracts denominated as hedge instruments (Note 12)		2,378
Investment in bonds (Note 12)		578
Investment in bonds through other comprehensive income (Note 12)	13,302	13,288
Equity investments (Note 12)	1,437	10,676
Fair Value [Member] | Non-Financial Assets [Member]
Non-financial assets
Investment property (Note 14)	4,492,917	4,174,798
Property, plant and equipment, and investment property held for sale (Note 41)	$ 4,378	$ 10,676